Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party

7. Related Party

During the nine months ended September 30, 2023, the Company issued 75,000 stock options to its Chief Financial Officer for services rendered.

During the year ended December 31, 2021, the Company issued 29,286 common stock options to related parties for services rendered. The options have an original life of 10 years and vest over different periods for up to 24 months. During the three months ended September 30, 2023 and 2022, the Company recognized $430 and $450, respectively, of stock-based compensation related to these options. During the nine months ended September 30, 2023 and 2022, the Company recognized $1,290 and $1,350, respectively, of stock-based compensation related to these options.

NOTE 9 –RELATED PARTY

During the year-ended December 31, 2021, there were 57,143 shares of common stock (post reverse stock split) issued to CFO Dane Saglio, for services rendered.

As of December 31, 2022 and 2021, the accrued salary for related parties was $566,916 and $285,666, respectively. The increase reflects salaries accrued for employees, but not paid in the year ended December 31, 2022.

As of December 31, 2022, the Company accrued consulting fees to related parties of $90,000 for services provided to the Company.

During the year ended December 31, 2021, the Company issued options totaling 29,286 shares of common stock (post reverse stock split) to related party for services rendered. The options have an original life of ten years and vest at different rates over as much as 24 months. During the year ended December 31, 2022, the Company did not issue any options and recognized $1,803 of stock-based compensation related to outstanding stock options.